Amounts Receivable	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Amounts Receivable

4.	AMOUNTS RECEIVABLE

	December 31,	December 31,
	2025	2024
GST/HST recoverable	$210,302	$82,097
Other refundable tax credits (1)	463,924	146,775

Total	$674,226	$228,872

(1)	Other refundable tax credits represent tax incentives for R&D costs incurred by Eupraxia Australia (Note 14 – Research and Development Expenses).